Cover	Aug. 14, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 14, 2025
Entity File Number	001-13122
Entity Registrant Name	RELIANCE, INC.
Entity Central Index Key	0000861884
Entity Tax Identification Number	95-1142616
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	16100 N. 71st Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85254
City Area Code	480
Local Phone Number	564-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	RS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false